Tenant Concentration	9 Months Ended
Sep. 30, 2015
Tenant Concentration
Tenant Concentration

17. Tenant Concentration

For the nine months ended September 30, 2015 and 2014 and for years ended December 31, 2014, 2013 and 2012, the Combined Entities had the following tenant revenue concentrations:

	Nine Months Ended		Year Ended
	September 30,		December 31,
Tenant	2015	2014	2014	2013	2012
T-Mobile	17.2%	18.4%	18.3%	18.5%	16.9%
Verizon	11.4%	15.1%	15.0%	14.8%	16.0%
Sprint	12.8%	13.1%	13.1%	13.5%	17.3%
AT&T Mobility	13.2%	12.4%	12.3%	13.2%	14.6%
Crown Castle	11.4%	12.3%	12.3%	12.3%	16.1%

Most tenants are subsidiaries of these tenants but have been aggregated for purposes of showing revenue concentration. Financial information for these tenants can be found at www.sec.gov.

The loss of any one of our large customers as a result of consolidation, merger, bankruptcy, insolvency, network sharing, roaming, joint development, resale agreements by our customers or otherwise may result in (1) a material decrease in our revenue, (2) uncollectible account receivables, (3) an impairment of our deferred site rental receivables, wireless infrastructure assets, site rental contracts or customer relationships intangible assets, or (4) other adverse effects to our business.